Financial instruments and risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)	5.00%
USD [Member]
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 77,827	SFr 455,241
EUR [member]
Financial instruments and risk management (Details) [Line Items]
Impact of increase or decrease in rate on net result	SFr 117,247	13,648
Australian dollar [Member]
Financial instruments and risk management (Details) [Line Items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 0	SFr 63,714